Accounts Receivable, Net - Allowance for Doubtful Receivables (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable, Net [Abstract]
Balance at beginning of period	$ 0	$ (49)	$ (613)
Charges to costs and expenses	0	0	0
Amount utilized	0	49	564
Balance at end of period	$ 0	$ 0	$ (49)